Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine Net Present Value of Reserves Long Lived Assets (Detail) - 6 months ended Jun. 30, 2018	USD ($) Exchange_Rate	MXN ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	-
Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Rate of U.S. dollar | Exchange_Rate	19.8633
Pemex exploration and production [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Average crude oil price	$ 61.08
Average gas price	4.17
Average condensates price	$ 36.85
Discount rate	14.72%
Gas [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Processed volume		$ 3,085
Rate of U.S. dollar | Exchange_Rate	19.8633
Useful lives of the cash generating units	Average 8 years
Discount rate	10.82%
Period	2019-2029
Petrochemicals [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Rate of U.S. dollar | Exchange_Rate	19.8633
Useful lives of the cash generating units	Average 7 years
Discount rate	9.33%
Period	2019-2024
Refining [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Average crude oil price	$ 52.3
Processed volume		$ 1,100
Rate of U.S. dollar | Exchange_Rate	19.8633
Useful lives of the cash generating units	Average 14 years
Discount rate	11.76%
Period	2019-2034